Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Services Provided to Related Parties [Member]
Amount of related party transactions	¥ 194,579	¥ 266,750	¥ 77,050
Services Purchased from Related Parties [Member]
Amount of related party transactions	230,559	119,481	17,461
Chetuan [Member] | Services provided to related parties [Member]
Amount of related party transactions	79,632	168,343	0
Chetuan [Member] | Services purchased from related parties [Member]
Amount of related party transactions	86,632	0	0
Xinchuang [Member] | Advertising Services Provided To Xinchuang [Member]
Amount of related party transactions	79,922	86,308	68,781
Xinchuang [Member] | Advertising Services Purchased From Xinchuang [Member]
Amount of related party transactions	16,024	9,982	0
TTP Car [Member] | Advertising Services Provided To TTP [Member]
Amount of related party transactions	32,059	10,020	0
Eclicks [Member] | Advertising Services Purchased From Eclicks [Member]
Amount of related party transactions	85,838	69,642	7,547
JD [Member] | Marketing And Promotion Services Purchased From JD [Member]
Amount of related party transactions	22,102	35,051	0
Other Related Party [Member] | Services Provided To Other Related Parties [Member]
Amount of related party transactions	2,966	2,079	8,269
Other Related Party [Member] | Services Purchased From Other Related Parties [Member]
Amount of related party transactions	¥ 19,963	¥ 4,806	¥ 9,914